Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 99.1	$ 101.1	$ 109.4
Property, plant and equipment:
Land and land improvements	160.8	143.1
Mineral rights	31.4	31.4
Buildings	377.1	363.9
Machinery and equipment	2,250.3	2,150.3
Construction in progress	217.8	161.3
Total cost	3,037.4	2,850.0
Accumulated depreciation	1,901.2	1,863.2
Property, plant and equipment, net	$ 1,136.2	$ 986.8